Consolidated Statements of Operations (Parenthetical) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 37,635	$ 75,135	$ 301,520	$ 301,520	$ 479,722	$ 1,957,420
Stock-based compensation, consulting fees					$ 138,991	$ 1,415,971
Stock-based compensation, other selling general and administrative	$ 7,500	$ 0	$ 15,000	$ 0